Note 8 - Disclosure of Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk [member] € in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 GBP (£)
Statement Line Items [Line Items]
USD	€ 26,877	€ 0	$ 30,425				$ 0
Cash denominated in foreign currencies	26,877	0					0
CNY	916	0		¥ 6,616				¥ 0
USD	127	0	$ 144				$ 0
SEK	12	0			kr 120				kr 0
GBP	2	0				£ 1				£ 0
Liabilities denominated in foreign currencies	1,057	0
USD	(2,432)	0
CNY	83	0
SEK	1	0
GBP	0	0
Consolidated profit before taxes and equity denominated in foreign currency	(2,348)	0
USD	2,972	0
CNY	(102)	0
SEK	(1)	0
Consolidated profit before taxes and equity 10% denominated in foreign currency	€ 2,869	€ 0